STOCK-BASED COMPENSATION. (Details 1)	12 Months Ended
Dec. 31, 2018 $ / shares shares
$12.90
Number Outstanding | shares	10,000
Weighted Average Remaining Contractual Life (yrs)	2 years 7 months 2 days
Weighted Average Exercise Price | $ / shares	$ 12.90
Number Exercisable | shares	10,000
Weighted Average Exercise Price | $ / shares	$ 12.90
$3.74
Number Outstanding | shares	219,000
Weighted Average Remaining Contractual Life (yrs)	4 years 5 months 19 days
Weighted Average Exercise Price | $ / shares	$ 3.74
Number Exercisable | shares	219,000
Weighted Average Exercise Price | $ / shares	$ 3.74